Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Institutional Funds
Entity Central Index Key	0000710124
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Line Graph [Table Text Block]
LIQUID ASSETS PORTFOLIO (NILAP)
Shareholder Report [Line Items]
Fund Name	LIQUID ASSETS PORTFOLIO
Class Name	LIQUID ASSETS PORTFOLIO
Trading Symbol	NILAP
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Liquid Assets Portfolio (the “Portfolio”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at
ntam.northerntrust.com/united-states/institutional/institutional-liquid-assets-portfolio#literature
. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/institutional-liquid-assets-portfolio#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment 1	Costs paid as a percentage of a $ 10,000 investment 1,2
LIQUID ASSETS PORTFOLIO	$ 2	0.03%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.03%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
LIQUID ASSETS PORTFOLIO	5.49%	2.16%	1.53%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/institutional-liquid-assets-portfolio#performance .
Net Assets	$ 1,768,541,000
Holdings Count | Holdings	58
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 1,768,541
Total number of portfolio holdings	58

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Agencies	19.9%
U.S. Government Obligations	13.4%
Repurchase Agreements	70.3%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

U.S. GOVERNMENT PORTFOLIO (SHARES/BNGXX)
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT PORTFOLIO
Class Name	SHARES
Trading Symbol	BNGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Portfolio (the “Portfolio”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
U.S. GOVERNMENT PORTFOLIO (SHARES/BNGXX)	$ 13	0.25%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 13	[1]
Expense Ratio, Percent	0.25%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT PORTFOLIO (SHARES/BNGXX)	5.24%	1.96%	1.31%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance .
Net Assets	$ 20,836,704,000
Holdings Count | Holdings	110
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 20,836,704
Total number of portfolio holdings	110

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Agencies	28.0%
U.S. Government Obligations	14.2%
Repurchase Agreements	57.1%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

U.S. GOVERNMENT SELECT PORTFOLIO (SERVICE SHARES/BSCXX)
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT SELECT PORTFOLIO
Class Name	SERVICE SHARES
Trading Symbol	BSCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Select Portfolio (the “Portfolio”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
U.S. GOVERNMENT SELECT PORTFOLIO (SERVICE SHARES/BSCXX)	$ 9	0.17%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.17%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT SELECT PORTFOLIO (SERVICE SHARES/BSCXX)	5.31%	1.99%	1.35%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance .
Net Assets	$ 27,755,642,000
Holdings Count | Holdings	111
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 27,755,642
Total number of portfolio holdings	111

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Agencies	30.7%
U.S. Government Obligations	14.3%
Repurchase Agreements	51.7%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabiliti es.

U.S. GOVERNMENT SELECT PORTFOLIO (SHARES/BGSXX)
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT SELECT PORTFOLIO
Class Name	SHARES
Trading Symbol	BGSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Select Portfolio (the “Portfolio”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
U.S. GOVERNMENT SELECT PORTFOLIO (SHARES/BGSXX)	$ 9	0.17%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.17%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT SELECT PORTFOLIO (SHARES/BGSXX)	5.31%	1.99%	1.35%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance .
Net Assets	$ 27,755,642,000
Holdings Count | Holdings	111
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 27,755,642
Total number of portfolio holdings	111

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Agencies	30.7%
U.S. Government Obligations	14.3%
Repurchase Agreements	51.7%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

U.S. GOVERNMENT SELECT PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/WCGXX)
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT SELECT PORTFOLIO
Class Name	SIEBERT WILLIAMS SHANK SHARES
Trading Symbol	WCGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Select Portfolio (the “Portfolio”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
U.S. GOVERNMENT SELECT PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/WCGXX)	$ 9	0.17%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.17%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	Since Inception
U.S. GOVERNMENT SELECT PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/WCGXX)	5.31%	1.99%	1.39%

Performance Inception Date	Sep. 15, 2014
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance .
Net Assets	$ 27,755,642,000
Holdings Count | Holdings	111
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 27,755,642
Total number of portfolio holdings	111

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Agencies	30.7%
U.S. Government Obligations	14.3%
Repurchase Agreements	51.7%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

TREASURY PORTFOLIO (PREMIER SHARES/NTPXX)
Shareholder Report [Line Items]
Fund Name	TREASURY PORTFOLIO
Class Name	PREMIER SHARES
Trading Symbol	NTPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Treasury Portfolio (the “Portfolio”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
TREASURY PORTFOLIO (PREMIER SHARES/NTPXX)	$ 10	0.20%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.20%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	Since Inception
TREASURY PORTFOLIO (PREMIER SHARES/NTPXX)	5.28%	1.97%	1.70%

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance .
Net Assets	$ 82,131,465,000
Holdings Count | Holdings	78
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 82,131,465
Total number of portfolio holdings	78

Holdings [Text Block]	TYPE OF SECURITY AS A % OF NET ASS ETS
U.S. Government Obligations	49.4%
Repurchase Agreements	50.4%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

TREASURY PORTFOLIO (SHARES/NITXX)
Shareholder Report [Line Items]
Fund Name	TREASURY PORTFOLIO
Class Name	SHARES
Trading Symbol	NITXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Treasury Portfolio (the “Portfolio”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
TREASURY PORTFOLIO (SHARES/NITXX)	$ 8	0.15%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 8	[1]
Expense Ratio, Percent	0.15%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
TREASURY PORTFOLIO (SHARES/NITXX)	5.33%	2.01%	1.38%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance .
Net Assets	$ 82,131,465,000
Holdings Count | Holdings	78
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 82,131,465
Total number of portfolio holdings	78

Holdings [Text Block]	TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	49.4%
Repurchase Agreements	50.4%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

TREASURY PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWSXX)
Shareholder Report [Line Items]
Fund Name	TREASURY PORTFOLIO
Class Name	SIEBERT WILLIAMS SHANK SHARES
Trading Symbol	SWSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Treasury Portfolio (the “Portfolio”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at
ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
Portfolio (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
TREASURY PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWSXX)	$ 8	0.15%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 8	[1]
Expense Ratio, Percent	0.15%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
TREASURY PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWSXX)	5.33%	2.01%	1.38%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance .
Net Assets	$ 82,131,465,000
Holdings Count | Holdings	78
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 82,131,465
Total number of portfolio holdings	78

Holdings [Text Block]	TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	49.4%
Repurchase Agreements	50.4%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.